RELATED PARTIES (Details 2) (RUB)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014 item	Apr. 30, 2014	Dec. 31, 2013	Feb. 28, 2015	Dec. 31, 2011	May 31, 2013	Apr. 30, 2013
Investing and financing transactions
Total short-term investments	9,849,000,000	14,633,000,000				14,633,000,000
Investment in shares of subsidiaries and affiliates of Sistema	125,000,000	125,000,000				125,000,000
Cash position	61,566,000,000	30,612,000,000	22,014,000,000			30,612,000,000		59,589,000,000
Interest expense	16,453,000,000	15,498,000,000	17,673,000,000
Revenue from services	381,822,000,000	371,950,000,000	349,338,000,000
Proceeds from sale of stake	508,000,000
Accounts receivable, related parties	4,525,000,000	965,000,000				965,000,000
Gain from sale of building accounted for as transaction under common control	245,000,000
Interest income, related party	4,519,000,000	2,793,000,000	2,588,000,000
Eurobonds
Investing and financing transactions
Unrealized gain for change in fair value of the bonds	6,000,000
Interest income, related party	9,000,000
Sistema Notes 2016 (series 04)
Investing and financing transactions
Investment in bonds				519,000,000
Number of Eurobonds acquired				2,501,350
Sistema International Funding S.A. Bonds due 2019
Investing and financing transactions
Investment in bonds				32,000,000
Number of Eurobonds acquired				1,000
Loans to, promissory notes and investments
Investing and financing transactions
Total short-term investments	760,000,000	9,235,000,000				9,235,000,000
Other investments to related parties	710,000,000	618,000,000				618,000,000
Investment in shares of subsidiaries and affiliates of Sistema	125,000,000	125,000,000				125,000,000
MTS Bank
Investing and financing transactions
Deposits	3,482,000,000	5,081,000,000				5,081,000,000
Cash position	11,687,000,000	11,297,000,000				11,297,000,000
Interest accrued on loan receivable, the deposits and cash on current accounts	654,000,000	742,000,000	172,000,000
Interest expense	0	0	363,000,000
Bank commission and commission for cash collection from subscribers	135,000,000	82,000,000	55,000,000
Accounts receivable, related parties	510,000,000	128,000,000				128,000,000
MTS Bank | Mobile and call center services
Investing and financing transactions
Revenue from services	787,000,000	378,000,000	88,000,000
MTS Bank | Documenet processing services
Investing and financing transactions
Revenue from services	541,000,000
Fines in excess of agency fees incurred		331,000,000
MTS Bank | Loans to, promissory notes and investments
Investing and financing transactions
Deposits		5,081,000,000				5,081,000,000
DIK, a subsidiary of Sistema
Investing and financing transactions
Investment fund Reservnyi									2,000,000,000	2,000,000,000
Unrealized gain on investment fund Reservnyi					4,165,000,000
Profit recognized on investment fund Reservnyi					165,000,000
DIK, a subsidiary of Sistema | Loans to, promissory notes and investments
Investing and financing transactions
Investment fund Reservnyi		4,154,000,000				4,154,000,000
Sistema
Investing and financing transactions
Notes and loans receivable	618,000,000	618,000,000				618,000,000
Proceeds from sale of stake					3,100,000,000
Accounts receivable, related parties	3,215,000,000
Accrued interest on unpaid accounts receivable	125,000,000
Sistema | Loans to, promissory notes and investments
Investing and financing transactions
Notes and loans receivable	618,000,000	618,000,000				618,000,000
Sistema | Loans to, promissory notes and investments | Sistema Notes 2016 (series 04)
Investing and financing transactions
Investment in bonds	534,000,000
Leader-Invest [Member]
Investing and financing transactions
Proceeds from sale of stake				508,000,000
Gain from sale of building accounted for as transaction under common control				245,000,000
Sistema Mass Media, a subsidiary of Sistema
Investing and financing transactions
Equity interest owned (as a percent)	2.356%
Liabilities to related parties	867,000,000
Interest expense on dues to related parties	41,000,000
Sistema Mass Media, a subsidiary of Sistema | Loans to, promissory notes and investments
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	117,000,000	117,000,000				117,000,000
Sistema International Funding SA, a subsidiary of Sistema | Loans to, promissory notes and investments | Sistema International Funding S.A. Bonds due 2019
Investing and financing transactions
Investment in bonds	42,000,000
Navigation Information Systems | Loans to, promissory notes and investments
Investing and financing transactions
Total short-term investments	132,000,000
Other investments to related parties	92,000,000
Moscow Business Incubator (MBI), a subsidiary of Sistema | Loans to, promissory notes and investments
Investing and financing transactions
Total short-term investments	52,000,000
Other related parties
Investing and financing transactions
Accounts receivable, related parties	107,000,000	104,000,000				104,000,000
Other related parties | Loans to, promissory notes and investments
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	8,000,000	8,000,000				8,000,000
SMARTS
Investing and financing transactions
Purchases of SIM cards and prepaid phone cards	267,000,000	765,000,000	842,000,000
NVision Group, subsidiaries of Sistema
Investing and financing transactions
Accounts receivable, related parties	16,000,000	33,000,000				33,000,000
Purchases of telecommunications equipment, software and billing systems (FORIS)	9,819,000,000	13,394,000,000	12,898,000,000
Incurred expenses under an IT consulting agreement	846,000,000	1,083,000,000	1,115,000,000
Advances to related parties	274,000,000	496,000,000				496,000,000
Business-Nedvizhimost
Investing and financing transactions
Percentage of Ownership Interest Sold					49.00%	51.00%
Proceeds from sale of stake					3,100,000,000
Business-Nedvizhimost | Sistema
Investing and financing transactions
Percentage of Ownership Interest Sold					49.00%
Rent-Nedvizhimost | Sistema
Investing and financing transactions
Percentage of Ownership Interest Sold							51.00%
Proceeds from sale of stake							4,300,000,000
Interest rate							12.00%
Amount due before December 31, 2018							3,800,000,000